GENERAL INFORMATION	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
GENERAL INFORMATION

1. GENERAL INFORMATION

Antelope Enterprise Holdings Limited (“Antelope Enterprise” or the “Company”), formerly known as China Ceramics Co., Ltd (“CCCL”), is a British Virgin Islands company operating under the BVI Business Companies Act (2004) with its shares listed on the NASDAQ Stock Market (Ticker: AEHL). The head office of the Company is located at Room 1802, Block D, Zhonghai International Center, Hi-Tech Zone, Chengdu, Sichuan Province, the People’s Republic of China (“PRC”).

On September 18, 2023, the Company effected a one-for-ten reverse split of its issued and outstanding Class A ordinary shares.

On February 27, 2024, the Company entered into a stock transfer agreement with Right Fortress Limited, through which Right Fortress Limited transferred all its equity in Million Stars US Inc (“Million Star”) to Antelope Enterprise Holdings USA Inc. Million Star is mainly engaged in the computing power activities.

Antelope Enterprise and its subsidiaries’ corporate structure as of June 30, 2024 was as follows: